Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 16, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensa-tion Table Total for Mr. Vance PEO (1)	Summary Compensa-tion Table Total for Mr. Lange PEO (1)	Compensa-tion Actually Paid to Mr Vance PEO (2)	Compensat-ion Actually Paid to Mr. Lange PEO (2)	Average Summary Compensa-tion Table Total for Non-PEO NEOs (1)	Average Compensa-tion Actually Paid to Non-PEO NEOs (1)(2)	Value of initial fixed $100 investment based on Total Shareholder Return (3)	Net Income
2025	$1,161,145	$4,270,129	$1,161,145	$4,270,129	$1,126,789	$1,126,789	$110.71	$(11,097,000)

2024	$3,326,949	$—	$3,326,949	$—	$1,663,350	$1,663,350	$110.71	$(1,010,000)

2023	$3,276,243	$—	$3,276,243	$—	$1,550,105	$1,550,105	$114.29	$(10,298,000)

Named Executive Officers, Footnote			For each of fiscal 2023 and 2024, the PEO is Richard Vance and the non-PEO named executive officers included in each of those reporting years are Kimberly Karas and Robert Lange. For fiscal 2025, Robert Lange succeeded Richard Vance (on March 17, 2025), and the non-PEO NEOs are Kimberly Karas and Jessica Boehm.
Adjustment To PEO Compensation, Footnote			The only equity awards granted to our named executive officers in fiscal 2023, fiscal 2024 and fiscal 2025 were grants of fully vested shares of our common stock. The aggregate grant date fair value computed in accordance with FASB ASC Topic 718 of these awards is equal to the fair value as of the vesting dates for such awards, such that no amounts were required to be deducted from or added to the “Summary Compensation Table Total” columns to calculate the “Compensation Actually Paid” columns.
Non-PEO NEO Average Total Compensation Amount			$ 1,126,789	$ 1,663,350	$ 1,550,105
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,126,789	1,663,350	1,550,105
Adjustment to Non-PEO NEO Compensation Footnote			For 2023, 2024 and 2025, Compensation Actually Paid to PEO Vance (“Vance CAP”) and Average Compensation Actually Paid to Non-PEO NEOs (“Other NEO CAP”) was highest in 2024, increasing from 2023 to 2024, then decreasing from 2024 to 2025. Specifically, Vance CAP increased by approximately 1.6% from $3,276,243 in 2023 to $3,326,949 in 2024, then decreased by approximately 65.1% from $3,326,949 in 2024 to $1,161,146 in 2025. Similarly, Other NEO CAP increased by approximately 7.3% from $1,550,105 in 2023 to $1,663,350 in 2024, then decreased by approximately 32.2% from $1,663,350 in 2024 to $1,127,289 in 2025.
Compensation Actually Paid vs. Total Shareholder Return
Assuming an initial fixed investment on December 31, 2022 of $100, cumulative total shareholder return (“TSR”) for 2023 was 14.29% and for the two-year period ending December 31, 2024 was 10.71%, representing a 3.13% year-over-year decrease, and for the three-year period ending December 31, 2025 was 10.71%. Between December 31, 2023 and December 31, 2024, the Company’s TSR decreased and Vance CAP and Other NEO CAP increased, and between December 31, 2024 and December 31, 2025, the Company’s TSR remained constant and Vance CAP and Other NEO CAP decreased.

Compensation Actually Paid vs. Net Income
The Company’s net income for 2023, 2024 and 2025 was net losses of $10,298,000, $1,010,000, and $11,097,000 respectively. As the Company’s net losses decreased between 2023 and 2024, Vance CAP and Other NEO CAP increased, and as the Company’s net losses increased between 2024 and 2025, Vance CAP and Other NEO CAP decreased.
Compensation Actually Paid to PEO Lange (“Lange CAP”) began with Mr. Lange’s appointment as PEO in March 2025, so there are no prior years against which to compare Lange CAP.
TSR and net income are not formal performance metrics in our executive compensation program, such that relationships between (x) TSR or net income and (y) Lange CAP, Vance CAP, and Other NEO CAP are not directly correlated.
Total Shareholder Return Amount			$ 110.71	110.71	114.29
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (11,097,000)	$ (1,010,000)	$ (10,298,000)
PEO Name	Richard Vance	Robert Lange		Richard Vance	Richard Vance
Additional 402(v) Disclosure			The Company is a non-traded real estate investment trust which has no active trading market. Total shareholder return is calculated based on our annual estimated net asset value, which is the method we use to estimate our per share value. Net asset value was estimated to be $0.28 per share on December 31, 2022, $0.32 per share on December 31, 2023, and $0.31 per share on December 15, 2024. Please see our Current Reports on Form 8-K filed December 20, 2022, December 21, 2023 and December 17, 2024 for details on net asset value calculations. On December 16, 2025, the Company filed a Current Report on Form 8-K disclosing that the Company would not be publishing an estimated per share value of its common stock in December of 2025, as the Company continued to evaluate a potential transaction involving one of the Company’s assets and the possible impacts of such transaction on the Company’s results of operations and financial condition. The net asset value of $0.31 per share that was established on December 15, 2024 remains the most current estimate.
Vance [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,161,145	$ 3,326,949	$ 3,276,243
PEO Actually Paid Compensation Amount			1,161,145	$ 3,326,949	$ 3,276,243
Lange [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,270,129
PEO Actually Paid Compensation Amount			$ 4,270,129